CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (UNAUDITED) - USD ($)	Roth CH Acquisition V Co. Common Stock	Roth CH Acquisition V Co. Accumulated (Deficit) Equity	Roth CH Acquisition V Co. Accumulated Deficit	Roth CH Acquisition V Co.	Common Stock		Accumulated (Deficit) Equity		Accumulated Deficit		Total
Beginning Balance at Dec. 31, 2021	$ 334	$ 1,289,446	$ (167,644)	$ 1,122,136
Beginning Balance, Shares at Dec. 31, 2021	3,336,500
Net income (loss)			722,115	722,115							$ 197,474
Ending Balance at Dec. 31, 2022	$ 334	205,072	554,471	759,877
Ending Balance, Shares at Dec. 31, 2022	3,336,500
Accretion of carrying value to redemption value		(205,072)	(669,501)	(874,573)
Net income (loss)			708,556	708,556
Ending Balance at Mar. 31, 2023	$ 334		593,526	593,860	$ 5,823	[1]	$ (827,316)	[1]	$ (2,034,074)	[1]	(2,855,566)	[1]
Ending Balance, Shares at Mar. 31, 2023	3,336,500
Beginning Balance at Dec. 31, 2022	$ 334	205,072	554,471	759,877
Beginning Balance, Shares at Dec. 31, 2022	3,336,500
Excise taxes on stock redemption				(930,108)
Net income (loss)				156,857							854,187
Ending Balance at Sep. 30, 2023	$ 334		(1,806,667)	(1,806,333)	6,108	[1]	172,358	[1]	854,187	[1]	1,032,654	[1]
Ending Balance, Shares at Sep. 30, 2023	3,336,500
Beginning Balance at Dec. 31, 2022	$ 334	205,072	554,471	759,877
Beginning Balance, Shares at Dec. 31, 2022	3,336,500
Accretion of carrying value to redemption value		$ (205,072)	(1,835,785)	(2,040,857)
Excise taxes on stock redemption				1,029,003
Net income (loss)			(87,718)	(87,718)							10,145
Ending Balance at Dec. 31, 2023	$ 334		(2,398,035)	(2,397,701)	6,206		512,279		10,145		528,631
Ending Balance, Shares at Dec. 31, 2023	3,336,500
Beginning Balance at Mar. 31, 2023	$ 334		593,526	593,860	5,823	[1]	(827,316)	[1]	(2,034,074)	[1]	(2,855,566)	[1]
Beginning Balance, Shares at Mar. 31, 2023	3,336,500
Accretion of carrying value to redemption value			(729,454)	(729,454)
Excise taxes on stock redemption			(930,108)	(930,108)
Net income (loss)			94,393	94,393
Ending Balance at Jun. 30, 2023	$ 334		(971,643)	(971,309)	5,966	[1]	(327,479)	[1]	(2,574,163)	[1]	(2,895,675)	[1]
Ending Balance, Shares at Jun. 30, 2023	3,336,500
Accretion of carrying value to redemption value			(188,932)	(188,932)
Net income (loss)			(646,092)	(646,092)
Ending Balance at Sep. 30, 2023	$ 334		(1,806,667)	(1,806,333)	6,108	[1]	172,358	[1]	854,187	[1]	1,032,654	[1]
Ending Balance, Shares at Sep. 30, 2023	3,336,500
Beginning Balance at Dec. 31, 2023	$ 334		(2,398,035)	(2,397,701)	6,206		512,279		10,145		528,631
Beginning Balance, Shares at Dec. 31, 2023	3,336,500
Accretion of carrying value to redemption value			(319,636)	(319,636)
Net income (loss)			(121,197)	(121,197)
Ending Balance at Mar. 31, 2024	$ 334		(2,838,868)	(2,838,534)	6,209		524,276		(848,887)		(318,401)
Ending Balance, Shares at Mar. 31, 2024	3,336,500
Beginning Balance at Dec. 31, 2023	$ 334		(2,398,035)	(2,397,701)	6,206		512,279		10,145		528,631
Beginning Balance, Shares at Dec. 31, 2023	3,336,500
Net income (loss)				(1,036,605)							(3,026,033)
Ending Balance at Sep. 30, 2024	$ 334		(4,236,000)	(4,235,666)	6,209		524,276		(3,015,888)		(2,485,402)
Ending Balance, Shares at Sep. 30, 2024	3,336,500
Beginning Balance at Mar. 31, 2024	$ 334		(2,838,868)	(2,838,534)	6,209		524,276		(848,887)		(318,401)
Beginning Balance, Shares at Mar. 31, 2024	3,336,500
Accretion of carrying value to redemption value			(257,115)	(257,115)
Net income (loss)			(719,432)	(719,432)
Ending Balance at Jun. 30, 2024	$ 334		(3,815,415)	(3,815,081)	6,209		524,276		(1,938,646)		(1,408,160)
Ending Balance, Shares at Jun. 30, 2024	3,336,500
Ending Balance at Jun. 30, 2024	$ 334		(3,815,415)	(3,815,081)	6,209		524,276		(1,938,646)		(1,408,160)
Ending Balance, Shares at Jun. 30, 2024	3,336,500
Ending Balance at Sep. 30, 2024	$ 334		(4,236,000)	(4,235,666)	6,209		524,276		(3,015,888)		(2,485,402)
Ending Balance, Shares at Sep. 30, 2024	3,336,500
Beginning Balance at Jun. 30, 2024	$ 334		(3,815,415)	(3,815,081)	6,209		524,276		(1,938,646)		(1,408,160)
Beginning Balance, Shares at Jun. 30, 2024	3,336,500
Accretion of carrying value to redemption value			(224,609)	(224,609)
Net income (loss)			(195,976)	(195,976)
Ending Balance at Sep. 30, 2024	$ 334		$ (4,236,000)	$ (4,235,666)	$ 6,209		$ 524,276		$ (3,015,888)		$ (2,485,402)
Ending Balance, Shares at Sep. 30, 2024	3,336,500

[1]	The issuance of preferred shares is not included in the amounts reflected in Balance, March 31, 2023, Balance, June 30, 2023, and Balance, September 30, 2023.